Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000152359 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	VARBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$178	1.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”) aims to take advantage of the natural deal spread that emerges following a company’s announcement of a merger or acquisition. Although the last year had its share of regulatory and geopolitical risks, the Merger Arbitrage Fund has avoided all deal breaks over the period. Notable mega-deals announced throughout the year were the merger of Union Pacific and Norfolk Southern for ~$88 billion, a rail merger creating the first U.S. coast to coast railroad, and Synopsys’s acquisition of Ansys for ~$35 billion, a deal in the design and simulation software space.
The Merger Arbitrage Fund had positive returns over each of the last 12 months, highlighting its downside mitigation and stable volatility profile. During that same timeframe, merger arbitrage holdings contributed +3.40% to the Merger Arbitrage Fund’s annual return, while SPAC holdings contributed +3.80% to the Fund’s annual return. Over the last year, the SPAC market has had a resurgence, and we have benefited from our continued allocation selectively due to the favorable carry versus cash and the potential for asymmetrical upside. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management and we remain committed to finding high-conviction opportunities for non-correlated returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.74%	5.13%	3.98%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Net Assets	$ 1,537,273,188
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 18,595,508
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,537,273,188
Total number of portfolio holdings	135
Total advisory fees paid (net)	$18,595,508
Portfolio turnover rate as of the end of the reporting period	293%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.

Material Fund Change Expenses [Text Block]	Effective November 18, 2024, a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
Summary of Change Legend [Text Block]	For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Updated Prospectus Web Address	https://info.firsttrustcapital.com/fund-literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248222 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	VARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)	$284	2.78%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”) aims to take advantage of the natural deal spread that emerges following a company’s announcement of a merger or acquisition. Although the last year had its share of regulatory and geopolitical risks, the Merger Arbitrage Fund has avoided all deal breaks over the period. Notable mega-deals announced throughout the year were the merger of Union Pacific and Norfolk Southern for ~$88 billion, a rail merger creating the first U.S. coast to coast railroad, and Synopsys’s acquisition of Ansys for ~$35 billion, a deal in the design and simulation software space.
The Merger Arbitrage Fund had positive returns over each of the last 12 months, highlighting its downside mitigation and stable volatility profile. During that same timeframe, merger arbitrage holdings contributed +3.40% to the Merger Arbitrage Fund’s annual return, while SPAC holdings contributed +3.80% to the Fund’s annual return. Over the last year, the SPAC market has had a resurgence, and we have benefited from our continued allocation selectively due to the favorable carry versus cash and the potential for asymmetrical upside. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management and we remain committed to finding high-conviction opportunities for non-correlated returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1]	3.67%	4.02%	2.88%
First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load[1,2]	4.65%	4.02%	2.88%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
[1]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares. Returns shown include Rule 12b-1 fees of up to 1.00%.

[2]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Net Assets	$ 1,537,273,188
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 18,595,508
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,537,273,188
Total number of portfolio holdings	135
Total advisory fees paid (net)	$18,595,508
Portfolio turnover rate as of the end of the reporting period	293%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
Effective November 18, 2024, shares of Class C that have been held for 7 years or more would automatically be converted into shares of Class A and would be subject to Class A shares’ lower distribution and service (12b-1) fee.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.

Material Fund Change Expenses [Text Block]	Effective November 18, 2024, a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
Summary of Change Legend [Text Block]	For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Updated Prospectus Web Address	https://info.firsttrustcapital.com/fund-literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000152358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	VARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$210	2.05%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”) aims to take advantage of the natural deal spread that emerges following a company’s announcement of a merger or acquisition. Although the last year had its share of regulatory and geopolitical risks, the Merger Arbitrage Fund has avoided all deal breaks over the period. Notable mega-deals announced throughout the year were the merger of Union Pacific and Norfolk Southern for ~$88 billion, a rail merger creating the first U.S. coast to coast railroad, and Synopsys’s acquisition of Ansys for ~$35 billion, a deal in the design and simulation software space.
The Merger Arbitrage Fund had positive returns over each of the last 12 months, highlighting its downside mitigation and stable volatility profile. During that same timeframe, merger arbitrage holdings contributed +3.40% to the Merger Arbitrage Fund’s annual return, while SPAC holdings contributed +3.80% to the Fund’s annual return. Over the last year, the SPAC market has had a resurgence, and we have benefited from our continued allocation selectively due to the favorable carry versus cash and the potential for asymmetrical upside. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management and we remain committed to finding high-conviction opportunities for non-correlated returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)	-0.69%	3.57%	3.04%
First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load[1]	5.35%	4.80%	3.65%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
[1]
Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Prior to November 18, 2024, the CDSC was 1.00%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Net Assets	$ 1,537,273,188
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 18,595,508
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,537,273,188
Total number of portfolio holdings	135
Total advisory fees paid (net)	$18,595,508
Portfolio turnover rate as of the end of the reporting period	293%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
WNS Holdings Ltd.	5.8%
Verona Pharma PLC	5.4%
Veritex Holdings, Inc.	4.8%
Mr Cooper Group, Inc.	4.1%
CyberArk Software Ltd.	3.2%
Electronic Arts, Inc.	2.8%
Aris Water Solutions, Inc. - Class A	2.6%
Kellanova	2.1%
Agriculture & Natural Solutions Acquisition Corp. - Class A	2.0%
Tourmaline Bio, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, changes were made to the fees and expenses of the fund with respect to the sales charges for Class A and a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.

Material Fund Change Expenses [Text Block]
Effective November 18, 2024, changes were made to the fees and expenses of the fund with respect to the sales charges for Class A and a short-term redemption fee no longer applies to the shares redeemed within 30 days of purchase.

Summary of Change Legend [Text Block]	For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Updated Prospectus Web Address	https://info.firsttrustcapital.com/fund-literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174208 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class A
Trading Symbol	FTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$191	1.85%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: Merger Arbitrage, Option Writing, and Structured Debt. Despite regulatory challenges, the Merger Arbitrage strategy contributed +2.24% to the Multi-Strategy Fund’s annual return, benefiting from careful deal selection with a weighted ‘deal spread’ yield of 9.3% and a 52-day average position duration. The Option Writing strategy contributed +2.75% to the Fund’s return, profiting from favorable volatility conditions and rising equity prices. The Structured Debt strategy provided +3.09% to the Fund’s return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. In July, the Fund added two new sub-advisors to further diversify the credit exposure sleeve. This has expanded the Structured Debt sleeve across unique credit exposures, including Asset-Backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), and Residential Mortgage-Backed Securities (RMBS). There were no detractors across our three strategies during the period as all achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal and helping it execute on its investment mandate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)	1.25%	4.71%	3.72%
First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load[1]	6.04%	5.79%	4.25%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	4.41%	2.99%	2.09%
[1]
Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Returns shown include Rule 12b-1 fees of up to 0.25%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 16, 2025
Net Assets	$ 1,081,070,666
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,794,034
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,081,070,666
Total number of portfolio holdings	498
Total advisory fees paid (net)	$9,794,034
Portfolio turnover rate as of the end of the reporting period	191%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.
Under normal market circumstances, Sardis primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. FTA primarily invests the portion of the Fund it manages in agency and non-agency residential mortgage-backed securities and asset backed securities.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.

Material Fund Change Adviser [Text Block]
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.

Summary of Change Legend [Text Block]	For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Updated Prospectus Web Address	https://info.firsttrustcapital.com/fund-literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000239642 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class C
Trading Symbol	FTMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$267	2.60%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: Merger Arbitrage, Option Writing, and Structured Debt. Despite regulatory challenges, the Merger Arbitrage strategy contributed +2.24% to the Multi-Strategy Fund’s annual return, benefiting from careful deal selection with a weighted ‘deal spread’ yield of 9.3% and a 52-day average position duration. The Option Writing strategy contributed +2.75% to the Fund’s return, profiting from favorable volatility conditions and rising equity prices. The Structured Debt strategy provided +3.09% to the Fund’s return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. In July, the Fund added two new sub-advisors to further diversify the credit exposure sleeve. This has expanded the Structured Debt sleeve across unique credit exposures, including Asset-Backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), and Residential Mortgage-Backed Securities (RMBS). There were no detractors across our three strategies during the period as all achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal and helping it execute on its investment mandate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1,2]	4.23%	4.99%	3.46%
First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load[1,2]	5.22%	4.99%	3.46%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	4.41%	2.99%	2.09%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares. Returns shown include Rule 12b-1 fees of up to 1.00%.

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 16, 2025
Net Assets	$ 1,081,070,666
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,794,034
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,081,070,666
Total number of portfolio holdings	498
Total advisory fees paid (net)	$9,794,034
Portfolio turnover rate as of the end of the reporting period	191%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, shares of Class C that have been held for 7 years or more would automatically be converted into shares of Class A and would be subject to Class A shares’ lower distribution and service (12b-1) fee.
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.
Under normal market circumstances, Sardis primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. FTA primarily invests the portion of the Fund it manages in agency and non-agency residential mortgage-backed securities and asset backed securities.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.

Material Fund Change Adviser [Text Block]
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.

Summary of Change Legend [Text Block]	For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Updated Prospectus Web Address	https://info.firsttrustcapital.com/fund-literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174209 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class I
Trading Symbol	FTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: Merger Arbitrage, Option Writing, and Structured Debt. Despite regulatory challenges, the Merger Arbitrage strategy contributed +2.24% to the Multi-Strategy Fund’s annual return, benefiting from careful deal selection with a weighted ‘deal spread’ yield of 9.3% and a 52-day average position duration. The Option Writing strategy contributed +2.75% to the Fund’s return, profiting from favorable volatility conditions and rising equity prices. The Structured Debt strategy provided +3.09% to the Fund’s return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. In July, the Fund added two new sub-advisors to further diversify the credit exposure sleeve. This has expanded the Structured Debt sleeve across unique credit exposures, including Asset-Backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), and Residential Mortgage-Backed Securities (RMBS). There were no detractors across our three strategies during the period as all achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal and helping it execute on its investment mandate.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	6.34%	6.10%	4.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	4.41%	2.99%	2.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 16, 2025
Net Assets	$ 1,081,070,666
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 9,794,034
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,081,070,666
Total number of portfolio holdings	498
Total advisory fees paid (net)	$9,794,034
Portfolio turnover rate as of the end of the reporting period	191%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/25	20.8%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 12/31/25	8.7%
WNS Holdings Ltd.	1.3%
Verona Pharma PLC	1.3%
Veritex Holdings, Inc.	1.1%
Mr Cooper Group, Inc.	0.9%
CyberArk Software Ltd.	0.7%
Electronic Arts, Inc.	0.6%
Aris Water Solutions, Inc. - Class A	0.6%
Magnetite CLO Ltd.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.
Under normal market circumstances, Sardis primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. FTA primarily invests the portion of the Fund it manages in agency and non-agency residential mortgage-backed securities and asset backed securities.
For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.

Material Fund Change Adviser [Text Block]
The Board of Trustees of Investment Managers Series Trust II has appointed Sardis Group, LLC (“Sardis”) and First Trust Advisors L.P. (“FTA”) as new sub-advisors to the Fund. First Trust Capital Management L.P. continues to serve as the Fund’s investment advisor. The Advisor entered into a new investment sub-advisory agreement with each of Sardis and FTA with respect to the Fund, a series of the Trust, effective July 16, 2025, and July 25, 2025, respectively.

Summary of Change Legend [Text Block]	For more complete information, please reference the Prospectus at https://info.firsttrustcapital.com/fund-literature.
Updated Prospectus Web Address	https://info.firsttrustcapital.com/fund-literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.